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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year of Quarter Ended June 30, 2000.


            Check here if Amendment [__];  Amendment Number [__]

            This Amendment (Check only one):

                    [__] is a restatement.

                    [__] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:  Bay Harbour Management, L.C.
--------------------------------------------------------------------------------

Address:  777 South Harbour Island Blvd.  Suite 270       Tampa  FL    33602
--------------------------------------------------------------------------------

Form 13F File Number: 28-06762
                     -----------------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name: John D. Stout
Title: Principal
Phone: (212) 371-2211

Signature, Place, and Date of Signing:

      ss/John D. Stout/
--------------------------------------------------------------------------------
[Signature]
      New York City, New York
--------------------------------------------------------------------------------
[City, State]
      August 9, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]
Form 13F File Number 28-________________________________________________________
Name____________________________________________________________________________
(Repeat as necessary)

                             Form 13 Summary Page

                                Report Summary:


Number of Other Included Managers:

            0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

            19
--------------------------------------------------------------------------------
Form 13F Information Table Value Total:

            $   117,720 (thousands)
            -----------
List of other Included Managers:

            None
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

Page 1 of 2                                    Name of Reporting Manager         Bay Harbour Management L.C.
                                                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Column 1       Column 2    Column 3     Column 4             Column 5              Column 6     Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Voting Authority
                                                                                                                 -------------------
                     Title of                 Value      Shrs. or                       Investment       Other
Name of issuer        class       CUSIP      (x$1000)    prn amt   SH/PRN   Put/Call    discretion      managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Common       024490104       160    2,468,625  SH                        X                      X
BANKNOTE CORP.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Series B     024490203       153    2,356,355  SH                        X                      X
BANKNOTE CORP.      PFD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Warrant      024490112         0          375  SH                        X                      X
BANKNOTE CORP.
------------------------------------------------------------------------------------------------------------------------------------
ARCH                Common       039381504    19,266    2,964,000  SH                        X                      X
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA    Common       11835A105     2,602      507,800  SH                        X                      X
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA    8% CV                      5,000    5,000,000  SH                        X                     X
CORPORATION         Bond
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.   Common       29084Q100    31,071    1,339,991  SH                        X                     X
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.   $5.75 CV     29084QAC4     1,000    1,000,000  SH                        X                     X
                    Bond
------------------------------------------------------------------------------------------------------------------------------------
GENEVA STEEL        14%          372252403        29       29,300  SH                        X                     X
COMPANY             PFD
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT        Common                    18,207    1,664,700  SH                        X                     X
TELCOM INC.
------------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,  Common       419849104     4,956    1,888,070  SH                        X                     X
INC.
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                 82,446
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

Page 2 of 2                                    Name of Reporting Manager         Bay Harbour Management L.C.
                                                                                 ---------------------------

------------------------------------------------------------------------------------------------------------------------------------
     Column 1       Column 2    Column 3     Column 4             Column 5              Column 6     Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Voting Authority
                                                                                                                 -------------------
                     Title of                 Value      Shrs. or                       Investment       Other
Name of issuer        class       CUSIP      (x$1000)    prn amt   SH/PRN   Put/Call    discretion      managers  Sole  Shared  None
                                                        ------------------------------------------
                                                        ------------------------------------------
 KASPER A.S.L. LTD Common     485808109       2,564     1,025,977  SH                      X                      X
------------------------------------------------------------------------------------------------------------------------------------
 LENNOX            Common                     8,237       621,700  SH                      X                      X
 INTERN.  NC.
------------------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE   Warrant    710847112           0         9,953  SH                      X                      X
 TV CORP.
------------------------------------------------------------------------------------------------------------------------------------
 THOUSAND TRAILS,  Common     885502104         413        89,370  SH                      X                      X
 INC.
------------------------------------------------------------------------------------------------------------------------------------
 TRUMP HOTELS &    Common     898168109       4,437     1,577,600  SH                      X                      X
 CASINO RESORTS,
 INC.
------------------------------------------------------------------------------------------------------------------------------------
 VION              Common     927624106         375        50,000  SH                      X                      X
 PARMACEUTICALS
 INC.
------------------------------------------------------------------------------------------------------------------------------------
 WALTER            Common     93317Q105  19,245.927     1,729,971  SH                      X                      X
 INDUSTRIES INC.
------------------------------------------------------------------------------------------------------------------------------------
 WIRELESS ONE INC. Warrants   97652H125           0         1.000  SH                      X                      X
------------------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                               35,273
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 AGGREGATE TOTAL                            117,720
------------------------------------------------------------------------------------------------------------------------------------